Equity Line of Credit, (Details) (USD $)	Oct. 16, 2012	Sep. 21, 2012	Aug. 29, 2011
Line of Credit Facility
Amount of investment by agreed to by North Americal Gold Corp as per Investment Agreement			$ 15,000,000
Investment agreement, common stock par value		$ 0.001
Common stock Investment in increments as per agreement			100,000
Share Price is equal to fixed % of the volume weighted average closing price of the Common Stock			90.00%
Investment agreement, amount invested		$ 15,000,000
Number of consecutive trading days immediately prior to date of the applicable put notice		10	10
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice		20	20
Discount percentage to be used in calculation purchase price per share to be paid		24.50%
Open Period for investment agreement		36
Reserved Common Stock shares for issuance to Fairhills under the Investment Agreement		30,000,000
The maximum investment amount per notice shall be no more than fixed percent % of the average daily volume of the Common Stock		200.00%
Resale Of Common Stock Subject To Investment Agreement	19,000,000